UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Quantlab Capital Management, Ltd.
Address:  4200 Montrose Boulevard, Suite 200
Houston, Texas 77006


Form 13F File Number:    28-10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark F. Hansen
Title:  	Chief Financial Officer
Phone:		(713) 333-5445

Signature, Place, and Date of Signing:


	/s/ Mark F. Hansen	Houston, TX				05/15/2009
	[Signature]		[City, State]				[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	First quarter 2009

Form 13F Information Table Entry Total:  	102

Form 13F Information Table Value Total:  	$35,477
					 	(thousands)

List of Other Included Managers: 		NONE


							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- ---- ----

ADVANCE AUTO PARTS	COM			00751Y106	312		7599		 SH		SOLE	NONE	7599
AETNA INC NEW		COM             	00817Y108	235		9661		 SH		SOLE	NONE	9661
AFLAC INC		COM             	001055102	280		14470		 SH		SOLE	NONE	14470
ALPHA NATURAL RESOURCES COM             	02076X102	288		16238		 SH		SOLE	NONE	16238
ALTERA CORP		COM             	021441100	359		20477		 SH		SOLE	NONE	20477
AMB PROPERTY CORP	COM             	00163T109	178		12366		 SH		SOLE	NONE	12366
AON CORP		COM             	037389103	296		7263		 SH		SOLE	NONE	7263
APOLLO GROUP INC	CL A            	037604105	366		4678		 SH		SOLE	NONE	4678
APPLIED MATLS INC	COM             	038222105	327		30376		 SH		SOLE	NONE	30376
AUTODESK INC		COM             	052769106	299		17809		 SH		SOLE	NONE	17809
BANCO BRADESCO S A	SP ADR PFD NEW  	059460303	102		10350		 SH		SOLE	NONE	10350
BARNES & NOBLE INC	COM             	067774109	201		9381		 SH		SOLE	NONE	9381
BLACK & DECKER CORP	COM             	091797100	280		8883		 SH		SOLE	NONE	8883
BLACKROCK INC		COM             	09247X101	583		4484		 SH		SOLE	NONE	4484
BOSTON PROPERTIES INC	COM             	101121101	377		10752		 SH		SOLE	NONE	10752
BRISTOL MYERS SQUIBB CO COM             	110122108	438		19998		 SH		SOLE	NONE	19998
BUNGE LIMITED		COM             	G16962105	890		15703		 SH		SOLE	NONE	15703
C H ROBINSON WORLDWIDE	COM NEW         	12541W209	365		8000		 SH		SOLE	NONE	8000
CARDINAL HEALTH INC	COM             	14149Y108	223		7096		 SH		SOLE	NONE	7096
CEPHALON INC		COM             	156708109	220		3232		 SH		SOLE	NONE	3232
CITY NATL CORP		COM             	178566105	250		7416		 SH		SOLE	NONE	7416
COMCAST CORP NEW	CL A            	20030N101	654		47955		 SH		SOLE	NONE	47955
COMCAST CORP NEW	CL A SPL        	20030N200	287		22288		 SH		SOLE	NONE	22288
COMERICA INC		COM             	200340107	193		10518		 SH		SOLE	NONE	10518
CONOCOPHILLIPS		COM             	20825C104	307		7839		 SH		SOLE	NONE	7839
CONSOL ENERGY INC	COM             	20854P109	213		8453		 SH		SOLE	NONE	8453
CON-WAY INC		COM             	205944101	198		11069		 SH		SOLE	NONE	11069
CROCS INC		COM             	227046109	41		34800		 SH		SOLE	NONE	34800
CULLEN FROST BANKERS	COM             	229899109	271		5775		 SH		SOLE	NONE	5775
DEUTSCHE BK AG LDN BRH	PS CRD OIL ETN		25154K809	619		3598		 SH		SOLE	NONE	3598
DIREXION SHS ETF TR	FINL BEAR 3X		25459W607	597		28875		 SH		SOLE	NONE	28875
DIREXION SHS ETF TR	FINL BULL 3X		25459W508	80		14543		 SH		SOLE	NONE	14543
DIREXION SHS ETF TR	LARGE CAP BULL		25459W862	460		20332		 SH		SOLE	NONE	20332
DISNEY WALT CO		COM DISNEY      	254687106	360		19799		 SH		SOLE	NONE	19799
DOLLAR TREE INC		COM             	256746108	373		8362		 SH		SOLE	NONE	8362
DU PONT E I DE NEMOURS	COM             	263534109	230		10300		 SH		SOLE	NONE	10300
ENCANA CORP		COM             	292505104	228		5621		 SH		SOLE	NONE	5621
ESSEX PPTY TR INC	COM             	297178105	201		3499		 SH		SOLE	NONE	3499
FELCOR LODGING TR INC	COM             	31430F101	17		12441		 SH		SOLE	NONE	12441
FLUOR CORP NEW		COM             	343412102	317		9177		 SH		SOLE	NONE	9177
GENERAL ELECTRIC CO	COM             	369604103	364		36019		 SH		SOLE	NONE	36019
GOL LINHAS AEREAS INTLG SP ADR REP PFD  	38045R107	39		13705		 SH		SOLE	NONE	13705
GOLD FIELDS LTD NEW	SPONSORED ADR   	38059T106	181		15957		 SH		SOLE	NONE	15957
GOLDMAN SACHS GROUP	COM             	38141G104	219		2069		 SH		SOLE	NONE	2069
GOOGLE INC		CL A            	38259P508	1260		3620		 SH		SOLE	NONE	3620
HRPT PPTYS TR		COM SH BEN INT  	40426W101	72		22540		 SH		SOLE	NONE	22540
HUDSON CITY BANCORP	COM             	443683107	595		50940		 SH		SOLE	NONE	50940
INTL BUSINESS MACH	SCOM             	459200101	1519		15677		 SH		SOLE	NONE	15677
INTL PAPER CO		COM             	460146103	72		10200		 SH		SOLE	NONE	10200
ISHARES TR		DJ US FINL SVC		464287770	204		5933		 SH		SOLE	NONE	5933
KLA-TENCOR CORP		COM             	482480100	213		10672		 SH		SOLE	NONE	10672
M & T BK CORP		COM             	55261F104	400		8845		 SH		SOLE	NONE	8845
MANNKIND CORP		COM             	56400P201	49		14175		 SH		SOLE	NONE	14175
MARRIOTT INTL INC NEW	CL A            	571903202	180		11023		 SH		SOLE	NONE	11023
MARSHALL & ILSLEY CORP	COM             	571837103	66		11691		 SH		SOLE	NONE	11691
MASSEY ENERGY CORP	COM             	576206106	116		11510		 SH		SOLE	NONE	11510
MASTERCARD INC 		CL A            	57636Q104	317		1890		 SH		SOLE	NONE	1890
MCDONALDS CORP		COM             	580135101	341		6251		 SH		SOLE	NONE	6251
MIDCAP SPDR TR		UNIT SER 1		595635103	295		3325		 SH		SOLE	NONE	3325
MILLICOM INTL CELLULAR	SHS NEW         	L6388F110	232		6256		 SH		SOLE	NONE	6256
MOSAIC CO		COM             	61945A107	496		11827		 SH		SOLE	NONE	11827
NIKE INC		CL B            	654106103	571		12169		 SH		SOLE	NONE	12169
NOVA CHEMICALS CORP	COM             	66977W109	86		15000		 SH		SOLE	NONE	15000
NVIDIA CORP		COM             	67066G104	324		32891		 SH		SOLE	NONE	32891
OFFICE DEPOT INC	COM             	676220106	15		11188		 SH		SOLE	NONE	11188
PARTNERRE LTD		COM             	G6852T105	207		3340		 SH		SOLE	NONE	3340
PAYCHEX INC		COM             	704326107	268		10427		 SH		SOLE	NONE	10427
PETROLEO BRASILEIRO SA	SPONSORED ADR   	71654V408	1500		49239		 SH		SOLE	NONE	49239
PFIZER INC		COM             	717081103	474		34835		 SH		SOLE	NONE	34835
POTASH CORP SASK INC	COM             	73755L107	674		8346		 SH		SOLE	NONE	8346
POWERSHARES QQQ TRUST	UNIT SER 1      	73935A104	642		21159		 SH		SOLE	NONE	21159
PRECISION CASTPARTS	COM             	740189105	379		6320		 SH		SOLE	NONE	6320
PROSHARES TR   		PSHS SHRT S&P500	74347R503	352		4500		 SH		SOLE	NONE	4500
REGIONAL BK HOLDRS TR	DEPOSITRY RCPT		75902E100	224		4500		 SH		SOLE	NONE	4500
ROYAL CARIBBEAN CRUISES	COM             	V7780T103	182		22780		 SH		SOLE	NONE	22780
SCHERING PLOUGH CORP	COM             	806605101	300		12727		 SH		SOLE	NONE	12727
SELECT SECTOR SPDR TR	SBI INT-UTILS		81369Y886	501		19600		 SH		SOLE	NONE	19600
SELECT SECTOR SPDR TR	SBI MATERIALS		81369Y100	241		10842		 SH		SOLE	NONE	10842
SEMICONDUCTOR HOLDRS TR	DEP RCPT		816636203	421		22500		 SH		SOLE	NONE	22500
SHAW GROUP INC		COM             	820280105	203		7388		 SH		SOLE	NONE	7388
SIMON PPTY GROUP INC	COM             	828806109	520		15000		 SH		SOLE	NONE	15000
SMITH INTL INC		COM             	832110100	276		12867		 SH		SOLE	NONE	12867
SOUTHWEST AIRLS CO	COM             	844741108	123		19357		 SH		SOLE	NONE	19357
SPDR GOLD TRUST		GOLD SHS		78463V107	975		10804		 SH		SOLE	NONE	10804
SPDR TR			UNIT SER 1		78462F103	398		5000		 SH		SOLE	NONE	5000
SPDR SERIES TRUST	SPDR KBW BK ETF		78464A797	329		23745		 SH		SOLE	NONE	23745
SPRINT NEXTEL CORP	COM SER 1       	852061100	68		18919		 SH		SOLE	NONE	18919
STARWOOD HOTELS&RESORTS	COM             	85590A401	228		17970		 SH		SOLE	NONE	17970
SUN MICROSYSTEMS INC	COM NEW         	866810203	74		10114		 SH		SOLE	NONE	10114
SUPERVALU INC		COM             	868536103	188		13166		 SH		SOLE	NONE	13166
TAIWAN SEMICONDUCTR MFG SPONSORED ADR   	874039100	101		11325		 SH		SOLE	NONE	11325
TARGET CORP		COM             	87612E106	356		10342		 SH		SOLE	NONE	10342
TEXAS INSTRS INC	COM             	882508104	991		60000		 SH		SOLE	NONE	60000
TRAVELERS COMPANIES INC	COM             	89417E109	449		11059		 SH		SOLE	NONE	11059
PROSHARES TR		PSHS ULTSHT FINL	74347R628	805		8200		 SH	Put	SOLE	NONE	8200
PROSHARES TR		PSHS ULTRSHT O&G	74347R586	334		12650		 SH		SOLE	NONE	12650
UNITED PARCEL SERVICE	CL B            	911312106	347		7050		 SH		SOLE	NONE	7050
UNITED TECHNOLOGIES	COM             	913017109	354		8240		 SH		SOLE	NONE	8240
VALERO ENERGY CORP NEW	COM             	91913Y100	244		13630		 SH		SOLE	NONE	13630
VISA INC		COM CL A        	92826C839	275		4947		 SH		SOLE	NONE	4947
WELLPOINT INC		COM             	94973V107	598		15741		 SH		SOLE	NONE	15741
WILLIAMS COS INC DEL	COM             	969457100	136		11961		 SH		SOLE	NONE	11961
